12. FINANCIAL ASSETS AND LIABILITIES (Details 7) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial Assets And Liabilities
Borrowings, beginning	$ 2,177	$ 1,683	$ 1,269
Proceeds from borrowings	556	245	1,250
Payment of borrowings	(550)	(240)	(733)
Accrued interest	185	179	143
Payment of borrowings' interests	(148)	(133)	(108)
Net foreign currency exchange difference	50	1,244	227
Results for the repurchase of corporate bonds	(27)	(2)	0
Costs capitalized in property, plant and equipment	17	8	14
Decrease through offsetting with trade receivables	(135)	0	0
Gain on net monetary position, net	(88)	(795)	(379)
Repurchase and redemption of corporate bonds	(91)	(13)	(1)
Other financial results	1	1	1
Borrowings, ending	$ 1,947	$ 2,177	$ 1,683